SHARE CAPITAL - Fair Value Assumptions of Granted Options (Details)	12 Months Ended
	Dec. 31, 2022 yr	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life	3	4
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.55%	0.09%
Annualized volatility based on historic volatility	51.00%	32.00%
Forfeiture rate	0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	4.20%	0.75%
Annualized volatility based on historic volatility	62.00%	62.00%
Forfeiture rate	5.70%